Marketable Securities: (Tables)	3 Months Ended
Mar. 31, 2015
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	March 31,	December 31,
	2015	2014
Fair value at beginning of year	$175,541	$318,442
Impairment loss	-	(162,479)
Increase in market value	27,943	19,578
Fair value at balance sheet date	$203,484	$175,541